Transactions with Related Parties - Charter agreements - Capital Product Partners L.P. (Details) - Capital Product Partners, L.P. ("CPLP") - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Time Charter (TC) in years	25 years
M/T Arionas
Property, Plant and Equipment [Line Items]
Time Charter (TC) in years	1 year	1 year
Time Charter, Gross Hire Rate	$ 11.0	$ 11.0
Time Charter, Net Hire Rate	$ 10.9	$ 10.9
M/T Ayrton II
Property, Plant and Equipment [Line Items]
Time Charter (TC) in years	2 years	2 years
Time Charter, Gross Hire Rate	$ 18.0	$ 18.0
Time Charter, Net Hire Rate	$ 17.8	$ 17.8
M/T Miltiadis M II
Property, Plant and Equipment [Line Items]
Time Charter (TC) in years	10 months 24 days	10 months 24 days
Time Charter, Gross Hire Rate	$ 25.0	$ 25.0
Time Charter, Net Hire Rate	24.7	24.7
M/T Miltiadis M II
Property, Plant and Equipment [Line Items]
Time Charter, Gross Hire Rate	18.0	18.0
Time Charter, Net Hire Rate	$ 18.0	$ 18.0
M/T Miltiadis M II | Minimum
Property, Plant and Equipment [Line Items]
Time Charter (TC) in years	9 months 18 days	9 months 18 days
M/T Miltiadis M II | Maximum
Property, Plant and Equipment [Line Items]
Time Charter (TC) in years	1 year	1 year
M/T Amadeus
Property, Plant and Equipment [Line Items]
Time Charter (TC) in years	2 years	2 years
Time Charter, Gross Hire Rate	$ 17.0	$ 17.0
Time Charter, Net Hire Rate	$ 16.8	$ 16.8
M/T Atlantas II
Property, Plant and Equipment [Line Items]
Time Charter (TC) in years	1 year	1 year
Time Charter, Gross Hire Rate	$ 13.0	$ 13.0
Time Charter, Net Hire Rate	12.8	12.8
M/T Atlantas II
Property, Plant and Equipment [Line Items]
Time Charter, Gross Hire Rate	11.0	11.0
Time Charter, Net Hire Rate	$ 10.9	$ 10.9
M/T Atlantas II | Minimum
Property, Plant and Equipment [Line Items]
Time Charter (TC) in years	4 months 24 days	4 months 24 days
M/T Atlantas II | Maximum
Property, Plant and Equipment [Line Items]
Time Charter (TC) in years	8 months 12 days	8 months 12 days
M/T Amoureux
Property, Plant and Equipment [Line Items]
Time Charter (TC) in years	1 year	1 year
Time Charter, Gross Hire Rate	$ 22.0	$ 22.0
Time Charter, Net Hire Rate	22.0	22.0
M/T Aktoras
Property, Plant and Equipment [Line Items]
Time Charter, Gross Hire Rate	11.0	11.0
Time Charter, Net Hire Rate	$ 10.9	$ 10.9
M/T Aktoras | Minimum
Property, Plant and Equipment [Line Items]
Time Charter (TC) in years	9 months 18 days	9 months 18 days
M/T Aktoras | Maximum
Property, Plant and Equipment [Line Items]
Time Charter (TC) in years	1 year	1 year
M/T Aiolos
Property, Plant and Equipment [Line Items]
Time Charter, Gross Hire Rate	$ 11.0	$ 11.0
Time Charter, Net Hire Rate	$ 10.9	$ 10.9
M/T Aiolos | Minimum
Property, Plant and Equipment [Line Items]
Time Charter (TC) in years	9 months 18 days	9 months 18 days
M/T Aiolos | Maximum
Property, Plant and Equipment [Line Items]
Time Charter (TC) in years	1 year	1 year
M/T Amor
Property, Plant and Equipment [Line Items]
Time Charter (TC) in years	2 months 12 days	2 months 12 days
Time Charter, Gross Hire Rate	$ 14.0	$ 14.0
Time Charter, Net Hire Rate	$ 13.8	$ 13.8